Revenue from Contracts with Customers (Details) - Schedule of Revenue from Contracts with Customers - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue from Contracts with Customers [Abstract]
Sale of products		$ 79,843